JPMorgan Investor Conservative Growth Fund Annual Fund Operating Expenses - A C I Shares [Member] - JPMorgan Investor Conservative Growth Fund	Jun. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.93%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.42%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.67%